Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio

Portfolio Holdings as of September 30, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 2.7%
Aptiv plc *	12,539	980,675
BorgWarner, Inc.	10,974	344,584
Ford Motor Co.	182,481	2,043,787
General Motors Co.	67,367	2,161,807
Tesla, Inc. *	123,079	32,646,705
		38,177,558

Banks 3.7%
Bank of America Corp.	323,044	9,755,929
Citigroup, Inc.	89,491	3,729,090
Citizens Financial Group, Inc.	22,882	786,225
Comerica, Inc.	6,047	429,942
Fifth Third Bancorp	31,759	1,015,018
First Republic Bank	8,452	1,103,409
Huntington Bancshares, Inc.	66,604	877,841
JPMorgan Chase & Co.	135,518	14,161,631
KeyCorp	43,097	690,414
M&T Bank Corp.	8,115	1,430,837
Regions Financial Corp.	43,104	865,097
Signature Bank	2,910	439,410
SVB Financial Group *	2,729	916,344
The PNC Financial Services Group, Inc.	18,953	2,831,957
Truist Financial Corp.	61,295	2,668,784
U.S. Bancorp	62,482	2,519,274
Wells Fargo & Co.	175,279	7,049,721
Zions Bancorp NA	6,932	352,561
		51,623,484

Capital Goods 5.3%
3M Co.	25,577	2,826,258
A.O. Smith Corp.	5,953	289,197
Allegion plc	4,067	364,729
AMETEK, Inc.	10,611	1,203,393
Carrier Global Corp.	38,884	1,382,715
Caterpillar, Inc.	24,394	4,002,567
Cummins, Inc.	6,513	1,325,461
Deere & Co.	12,852	4,291,154
Dover Corp.	6,649	775,140
Eaton Corp. plc	18,406	2,454,624
Emerson Electric Co.	27,326	2,000,810
Fastenal Co.	26,575	1,223,513
Fortive Corp.	16,430	957,869
Fortune Brands Home & Security, Inc.	5,991	321,657
Generac Holdings, Inc. *	2,948	525,157
General Dynamics Corp.	10,392	2,204,871
General Electric Co.	50,666	3,136,732
Honeywell International, Inc.	31,129	5,197,609
Howmet Aerospace, Inc.	17,092	528,656
Huntington Ingalls Industries, Inc.	1,853	410,439
IDEX Corp.	3,483	696,078
Illinois Tool Works, Inc.	13,017	2,351,521
SECURITY	NUMBER OF SHARES	VALUE ($)
Ingersoll Rand, Inc.	18,619	805,458
Johnson Controls International plc	31,824	1,566,377
L3Harris Technologies, Inc.	8,843	1,837,841
Lockheed Martin Corp.	10,905	4,212,492
Masco Corp.	10,443	487,584
Nordson Corp.	2,507	532,161
Northrop Grumman Corp.	6,721	3,161,021
Otis Worldwide Corp.	19,414	1,238,613
PACCAR, Inc.	16,065	1,344,480
Parker-Hannifin Corp.	5,929	1,436,656
Pentair plc	7,572	307,650
Quanta Services, Inc.	6,592	839,755
Raytheon Technologies Corp.	68,226	5,584,980
Rockwell Automation, Inc.	5,334	1,147,397
Snap-on, Inc.	2,465	496,328
Stanley Black & Decker, Inc.	6,833	513,910
Textron, Inc.	9,775	569,491
The Boeing Co. *	25,792	3,122,895
Trane Technologies plc	10,706	1,550,336
TransDigm Group, Inc.	2,380	1,249,072
United Rentals, Inc. *	3,230	872,488
W.W. Grainger, Inc.	2,096	1,025,342
Westinghouse Air Brake Technologies Corp.	8,417	684,723
Xylem, Inc.	8,309	725,874
		73,783,074

Commercial & Professional Services 0.9%
Cintas Corp.	3,973	1,542,279
Copart, Inc. *	9,883	1,051,551
CoStar Group, Inc. *	18,305	1,274,943
Equifax, Inc.	5,660	970,294
Jacobs Solutions, Inc.	5,894	639,440
Leidos Holdings, Inc.	6,308	551,761
Nielsen Holdings plc	16,626	460,873
Republic Services, Inc.	9,491	1,291,156
Robert Half International, Inc.	5,080	388,620
Rollins, Inc.	10,744	372,602
Verisk Analytics, Inc.	7,254	1,237,024
Waste Management, Inc.	17,381	2,784,610
		12,565,153

Consumer Durables & Apparel 0.7%
D.R. Horton, Inc.	14,587	982,434
Garmin Ltd.	7,135	573,012
Hasbro, Inc.	6,006	404,925
Lennar Corp., Class A	11,795	879,317
Mohawk Industries, Inc. *	2,420	220,680
Newell Brands, Inc.	17,268	239,853
NIKE, Inc., Class B	58,389	4,853,294
NVR, Inc. *	143	570,152
PulteGroup, Inc.	10,736	402,600
Ralph Lauren Corp.	1,969	167,227
Tapestry, Inc.	11,677	331,977

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
VF Corp.	15,265	456,576
Whirlpool Corp.	2,502	337,295
		10,419,342

Consumer Services 1.9%
Booking Holdings, Inc. *	1,835	3,015,290
Caesars Entertainment, Inc. *	9,939	320,632
Carnival Corp. *	45,764	321,721
Chipotle Mexican Grill, Inc. *	1,283	1,928,041
Darden Restaurants, Inc.	5,657	714,592
Domino’s Pizza, Inc.	1,663	515,863
Expedia Group, Inc. *	7,029	658,547
Hilton Worldwide Holdings, Inc.	12,668	1,528,014
Las Vegas Sands Corp. *	15,188	569,854
Marriott International, Inc., Class A	12,742	1,785,664
McDonald’s Corp.	33,997	7,844,468
MGM Resorts International	15,107	448,980
Norwegian Cruise Line Holdings Ltd. *	19,587	222,508
Royal Caribbean Cruises Ltd. *	10,159	385,026
Starbucks Corp.	53,017	4,467,212
Wynn Resorts Ltd. *	4,748	299,267
Yum! Brands, Inc.	13,146	1,397,946
		26,423,625

Diversified Financials 5.1%
American Express Co.	27,717	3,739,301
Ameriprise Financial, Inc.	5,001	1,260,002
Berkshire Hathaway, Inc., Class B *	83,409	22,271,871
BlackRock, Inc.	6,968	3,834,351
Capital One Financial Corp.	17,732	1,634,358
Cboe Global Markets, Inc.	4,903	575,465
CME Group, Inc.	16,613	2,942,661
Discover Financial Services	12,630	1,148,320
FactSet Research Systems, Inc.	1,757	702,993
Franklin Resources, Inc.	13,220	284,494
Intercontinental Exchange, Inc.	25,812	2,332,114
Invesco Ltd.	20,886	286,138
MarketAxess Holdings, Inc.	1,748	388,913
Moody's Corp.	7,295	1,773,487
Morgan Stanley	61,888	4,889,771
MSCI, Inc.	3,720	1,569,059
Nasdaq, Inc.	15,676	888,516
Northern Trust Corp.	9,658	826,339
Raymond James Financial, Inc.	8,963	885,724
S&P Global, Inc.	15,746	4,808,041
State Street Corp.	16,990	1,033,162
Synchrony Financial	22,244	627,058
T. Rowe Price Group, Inc.	10,429	1,095,149
The Bank of New York Mellon Corp.	33,991	1,309,333
The Charles Schwab Corp. (a)	70,251	5,048,939
The Goldman Sachs Group, Inc.	15,776	4,623,157
		70,778,716

Energy 4.6%
APA Corp.	15,105	516,440
Baker Hughes Co.	46,736	979,587
Chevron Corp.	83,219	11,956,074
ConocoPhillips	58,829	6,020,560
Coterra Energy, Inc.	36,764	960,276
Devon Energy Corp.	30,254	1,819,173
Diamondback Energy, Inc.	8,213	989,338
EOG Resources, Inc.	27,081	3,025,760
EQT Corp.	17,077	695,888
Exxon Mobil Corp.	192,591	16,815,120
Halliburton Co.	41,967	1,033,227
Hess Corp.	12,877	1,403,464
SECURITY	NUMBER OF SHARES	VALUE ($)
Kinder Morgan, Inc.	91,609	1,524,374
Marathon Oil Corp.	31,298	706,709
Marathon Petroleum Corp.	23,042	2,288,762
Occidental Petroleum Corp.	34,436	2,116,092
ONEOK, Inc.	20,644	1,057,798
Phillips 66	22,228	1,794,244
Pioneer Natural Resources Co.	11,028	2,387,893
Schlumberger N.V.	65,344	2,345,850
The Williams Cos., Inc.	56,306	1,612,041
Valero Energy Corp.	18,205	1,945,204
		63,993,874

Food & Staples Retailing 1.6%
Costco Wholesale Corp.	20,470	9,667,367
Sysco Corp.	23,541	1,664,584
The Kroger Co.	30,090	1,316,438
Walgreens Boots Alliance, Inc.	33,141	1,040,627
Walmart, Inc.	65,870	8,543,339
		22,232,355

Food, Beverage & Tobacco 3.7%
Altria Group, Inc.	83,214	3,360,181
Archer-Daniels-Midland Co.	25,903	2,083,896
Brown-Forman Corp., Class B	8,448	562,383
Campbell Soup Co.	9,344	440,289
Conagra Brands, Inc.	22,170	723,407
Constellation Brands, Inc., Class A	7,362	1,690,904
General Mills, Inc.	27,529	2,108,997
Hormel Foods Corp.	13,377	607,851
Kellogg Co.	11,789	821,222
Keurig Dr Pepper, Inc.	39,262	1,406,365
Lamb Weston Holdings, Inc.	6,614	511,791
McCormick & Co., Inc. Non Voting Shares	11,592	826,162
Molson Coors Beverage Co., Class B	8,713	418,137
Mondelez International, Inc., Class A	63,336	3,472,713
Monster Beverage Corp. *	17,772	1,545,453
PepsiCo, Inc.	63,776	10,412,070
Philip Morris International, Inc.	71,635	5,946,421
The Coca-Cola Co.	179,867	10,076,149
The Hershey Co.	6,787	1,496,330
The JM Smucker Co.	4,921	676,195
The Kraft Heinz Co.	36,821	1,227,980
Tyson Foods, Inc., Class A	13,380	882,144
		51,297,040

Health Care Equipment & Services 6.3%
Abbott Laboratories	80,927	7,830,496
ABIOMED, Inc. *	2,104	516,869
Align Technology, Inc. *	3,355	694,854
AmerisourceBergen Corp.	7,182	971,940
Baxter International, Inc.	23,278	1,253,753
Becton Dickinson & Co.	13,180	2,936,899
Boston Scientific Corp. *	66,154	2,562,144
Cardinal Health, Inc.	12,586	839,234
Centene Corp. *	26,413	2,055,196
Cigna Corp.	14,100	3,912,327
CVS Health Corp.	60,669	5,786,003
DaVita, Inc. *	2,557	211,643
Dentsply Sirona, Inc.	10,007	283,698
DexCom, Inc. *	18,139	1,460,915
Edwards Lifesciences Corp. *	28,646	2,367,019
Elevance Health, Inc.	11,091	5,037,976
HCA Healthcare, Inc.	9,947	1,828,159
Henry Schein, Inc. *	6,310	415,009
Hologic, Inc. *	11,509	742,561

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Humana, Inc.	5,848	2,837,391
IDEXX Laboratories, Inc. *	3,849	1,254,004
Intuitive Surgical, Inc. *	16,501	3,092,947
Laboratory Corp. of America Holdings	4,177	855,491
McKesson Corp.	6,642	2,257,417
Medtronic plc	61,401	4,958,131
Molina Healthcare, Inc. *	2,691	887,599
Quest Diagnostics, Inc.	5,385	660,686
ResMed, Inc.	6,766	1,477,018
STERIS plc	4,621	768,380
Stryker Corp.	15,559	3,151,320
Teleflex, Inc.	2,169	436,967
The Cooper Cos., Inc.	2,280	601,692
UnitedHealth Group, Inc.	43,226	21,830,859
Universal Health Services, Inc., Class B	3,017	266,039
Zimmer Biomet Holdings, Inc.	9,693	1,013,403
		88,056,039

Household & Personal Products 1.6%
Church & Dwight Co., Inc.	11,196	799,842
Colgate-Palmolive Co.	38,548	2,707,997
Kimberly-Clark Corp.	15,603	1,755,962
The Clorox Co.	5,678	728,998
The Estee Lauder Cos., Inc., Class A	10,712	2,312,721
The Procter & Gamble Co.	110,432	13,942,040
		22,247,560

Insurance 2.2%
Aflac, Inc.	26,573	1,493,403
American International Group, Inc.	35,138	1,668,352
Aon plc, Class A	9,747	2,610,929
Arthur J. Gallagher & Co.	9,720	1,664,258
Assurant, Inc.	2,471	358,962
Brown & Brown, Inc.	10,828	654,877
Chubb Ltd.	19,302	3,510,648
Cincinnati Financial Corp.	7,352	658,519
Everest Re Group Ltd.	1,823	478,428
Globe Life, Inc.	4,197	418,441
Lincoln National Corp.	7,110	312,200
Loews Corp.	9,256	461,319
Marsh & McLennan Cos., Inc.	23,061	3,442,777
MetLife, Inc.	30,954	1,881,384
Principal Financial Group, Inc.	10,707	772,510
Prudential Financial, Inc.	17,182	1,473,872
The Allstate Corp.	12,489	1,555,255
The Hartford Financial Services Group, Inc.	14,929	924,702
The Progressive Corp.	27,031	3,141,272
The Travelers Cos., Inc.	10,968	1,680,298
W.R. Berkley Corp.	9,439	609,571
Willis Towers Watson plc	5,081	1,020,976
		30,792,953

Materials 2.5%
Air Products and Chemicals, Inc.	10,247	2,384,784
Albemarle Corp.	5,412	1,431,149
Amcor plc	69,331	743,922
Avery Dennison Corp.	3,751	610,288
Ball Corp.	14,517	701,461
Celanese Corp.	4,621	417,461
CF Industries Holdings, Inc.	9,207	886,174
Corteva, Inc.	33,201	1,897,437
Dow, Inc.	33,171	1,457,202
DuPont de Nemours, Inc.	23,165	1,167,516
Eastman Chemical Co.	5,693	404,488
Ecolab, Inc.	11,452	1,653,898
SECURITY	NUMBER OF SHARES	VALUE ($)
FMC Corp.	5,823	615,491
Freeport-McMoRan, Inc.	66,068	1,805,638
International Flavors & Fragrances, Inc.	11,794	1,071,249
International Paper Co.	16,746	530,848
Linde plc	23,027	6,207,849
LyondellBasell Industries N.V., Class A	11,746	884,239
Martin Marietta Materials, Inc.	2,887	929,874
Newmont Corp.	36,673	1,541,366
Nucor Corp.	12,096	1,294,151
Packaging Corp. of America	4,340	487,339
PPG Industries, Inc.	10,869	1,203,090
Sealed Air Corp.	6,688	297,683
The Mosaic Co.	15,952	770,960
The Sherwin-Williams Co.	10,897	2,231,161
Vulcan Materials Co.	6,151	970,074
Westrock Co.	11,802	364,564
		34,961,356

Media & Entertainment 6.8%
Activision Blizzard, Inc.	32,903	2,446,009
Alphabet, Inc., Class A *	277,078	26,502,511
Alphabet, Inc., Class C *	247,772	23,823,278
Charter Communications, Inc., Class A *	5,122	1,553,759
Comcast Corp., Class A	203,501	5,968,684
DISH Network Corp., Class A *	11,481	158,782
Electronic Arts, Inc.	12,208	1,412,588
Fox Corp., Class A	14,205	435,809
Fox Corp., Class B	6,452	183,882
Live Nation Entertainment, Inc. *	6,572	499,735
Match Group, Inc. *	13,072	624,188
Meta Platforms, Inc., Class A *	105,391	14,299,451
Netflix, Inc. *	20,549	4,838,057
News Corp., Class A	17,680	267,145
News Corp., Class B	5,613	86,552
Omnicom Group, Inc.	9,489	598,661
Paramount Global, Class B	23,366	444,889
Take-Two Interactive Software, Inc. *	7,241	789,269
The Interpublic Group of Cos., Inc.	18,078	462,797
The Walt Disney Co. *	84,243	7,946,642
Twitter, Inc. *	31,078	1,362,459
Warner Bros Discovery, Inc. *	102,119	1,174,368
		95,879,515

Pharmaceuticals, Biotechnology & Life Sciences 8.7%
AbbVie, Inc.	81,706	10,965,762
Agilent Technologies, Inc.	13,806	1,678,119
Amgen, Inc.	24,720	5,571,888
Biogen, Inc. *	6,706	1,790,502
Bio-Rad Laboratories, Inc., Class A *	991	413,386
Bio-Techne Corp.	1,812	514,608
Bristol-Myers Squibb Co.	98,671	7,014,521
Catalent, Inc. *	8,274	598,707
Charles River Laboratories International, Inc. *	2,350	462,480
Danaher Corp.	30,257	7,815,080
Eli Lilly & Co.	36,443	11,783,844
Gilead Sciences, Inc.	57,919	3,573,023
Illumina, Inc. *	7,259	1,384,945
Incyte Corp. *	8,532	568,572
IQVIA Holdings, Inc. *	8,620	1,561,427
Johnson & Johnson	121,497	19,847,750
Merck & Co., Inc.	117,065	10,081,638
Mettler-Toledo International, Inc. *	1,041	1,128,569
Moderna, Inc. *	15,546	1,838,314
Organon & Co.	11,779	275,629
PerkinElmer, Inc.	5,823	700,682
Pfizer, Inc.	259,349	11,349,112

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Regeneron Pharmaceuticals, Inc. *	4,953	3,411,973
Thermo Fisher Scientific, Inc.	18,106	9,183,182
Vertex Pharmaceuticals, Inc. *	11,851	3,431,339
Viatris, Inc.	56,156	478,449
Waters Corp. *	2,764	744,981
West Pharmaceutical Services, Inc.	3,414	840,117
Zoetis, Inc.	21,630	3,207,513
		122,216,112

Real Estate 2.8%
Alexandria Real Estate Equities, Inc.	6,862	961,984
American Tower Corp.	21,517	4,619,700
AvalonBay Communities, Inc.	6,465	1,190,788
Boston Properties, Inc.	6,586	493,752
Camden Property Trust	4,925	588,291
CBRE Group, Inc., Class A *	14,808	999,688
Crown Castle International Corp.	20,014	2,893,024
Digital Realty Trust, Inc.	13,283	1,317,408
Duke Realty Corp.	17,795	857,719
Equinix, Inc.	4,209	2,394,248
Equity Residential	15,652	1,052,127
Essex Property Trust, Inc.	3,011	729,355
Extra Space Storage, Inc.	6,190	1,069,075
Federal Realty Investment Trust	3,343	301,271
Healthpeak Properties, Inc.	24,940	571,625
Host Hotels & Resorts, Inc.	33,023	524,405
Invitation Homes, Inc.	26,807	905,272
Iron Mountain, Inc.	13,412	589,726
Kimco Realty Corp.	28,589	526,323
Mid-America Apartment Communities, Inc.	5,322	825,283
Prologis, Inc.	34,216	3,476,346
Public Storage	7,303	2,138,391
Realty Income Corp.	28,551	1,661,668
Regency Centers Corp.	7,103	382,497
SBA Communications Corp.	4,986	1,419,265
Simon Property Group, Inc.	15,126	1,357,558
UDR, Inc.	14,116	588,778
Ventas, Inc.	18,429	740,293
VICI Properties, Inc.	44,516	1,328,803
Vornado Realty Trust	7,455	172,658
Welltower, Inc.	21,419	1,377,670
Weyerhaeuser Co.	34,219	977,295
		39,032,286

Retailing 6.3%
Advance Auto Parts, Inc.	2,806	438,690
Amazon.com, Inc. *	409,574	46,281,862
AutoZone, Inc. *	901	1,929,879
Bath & Body Works, Inc.	10,591	345,267
Best Buy Co., Inc.	9,255	586,212
CarMax, Inc. *	7,353	485,445
Dollar General Corp.	10,490	2,516,131
Dollar Tree, Inc. *	9,754	1,327,519
eBay, Inc.	25,333	932,508
Etsy, Inc. *	5,867	587,463
Genuine Parts Co.	6,536	975,956
LKQ Corp.	12,034	567,403
Lowe’s Cos., Inc.	29,535	5,546,968
O'Reilly Automotive, Inc. *	2,946	2,072,069
Pool Corp.	1,831	582,643
Ross Stores, Inc.	16,168	1,362,477
Target Corp.	21,427	3,179,553
The Home Depot, Inc.	47,494	13,105,494
The TJX Cos., Inc.	54,141	3,363,239
SECURITY	NUMBER OF SHARES	VALUE ($)
Tractor Supply Co.	5,121	951,891
Ulta Beauty, Inc. *	2,394	960,449
		88,099,118

Semiconductors & Semiconductor Equipment 4.8%
Advanced Micro Devices, Inc. *	74,596	4,726,402
Analog Devices, Inc.	24,021	3,347,086
Applied Materials, Inc.	40,198	3,293,422
Broadcom, Inc.	18,661	8,285,670
Enphase Energy, Inc. *	6,259	1,736,685
Intel Corp.	189,738	4,889,548
KLA Corp.	6,552	1,982,832
Lam Research Corp.	6,329	2,316,414
Microchip Technology, Inc.	25,528	1,557,974
Micron Technology, Inc.	50,974	2,553,797
Monolithic Power Systems, Inc.	2,053	746,060
NVIDIA Corp.	115,710	14,046,037
NXP Semiconductors N.V.	12,134	1,789,886
ON Semiconductor Corp. *	20,017	1,247,660
Qorvo, Inc. *	4,787	380,136
QUALCOMM, Inc.	51,895	5,863,097
Skyworks Solutions, Inc.	7,414	632,192
SolarEdge Technologies, Inc. *	2,571	595,084
Teradyne, Inc.	7,245	544,462
Texas Instruments, Inc.	42,224	6,535,431
		67,069,875

Software & Services 12.9%
Accenture plc, Class A	29,231	7,521,136
Adobe, Inc. *	21,627	5,951,750
Akamai Technologies, Inc. *	7,343	589,790
ANSYS, Inc. *	4,028	893,008
Autodesk, Inc. *	10,040	1,875,472
Automatic Data Processing, Inc.	19,203	4,343,527
Broadridge Financial Solutions, Inc.	5,405	780,050
Cadence Design Systems, Inc. *	12,656	2,068,370
Ceridian HCM Holding, Inc. *	7,100	396,748
Citrix Systems, Inc. (b)	5,710	593,840
Cognizant Technology Solutions Corp., Class A	23,928	1,374,424
DXC Technology Co. *	10,546	258,166
EPAM Systems, Inc. *	2,651	960,166
Fidelity National Information Services, Inc.	28,093	2,122,988
Fiserv, Inc. *	29,557	2,765,649
FleetCor Technologies, Inc. *	3,466	610,605
Fortinet, Inc. *	30,242	1,485,789
Gartner, Inc. *	3,663	1,013,516
Global Payments, Inc.	12,807	1,383,796
International Business Machines Corp.	41,738	4,958,892
Intuit, Inc.	13,035	5,048,716
Jack Henry & Associates, Inc.	3,368	613,885
Mastercard, Inc., Class A	39,428	11,210,958
Microsoft Corp.	344,636	80,265,724
NortonLifeLock, Inc.	27,360	551,030
Oracle Corp.	70,198	4,286,992
Paychex, Inc.	14,803	1,661,045
Paycom Software, Inc. *	2,246	741,158
PayPal Holdings, Inc. *	53,440	4,599,581
PTC, Inc. *	4,901	512,645
Roper Technologies, Inc.	4,899	1,761,876
Salesforce, Inc. *	45,979	6,613,619
ServiceNow, Inc. *	9,334	3,524,612
Synopsys, Inc. *	7,069	2,159,650
Tyler Technologies, Inc. *	1,924	668,590

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
VeriSign, Inc. *	4,312	748,994
Visa, Inc., Class A	75,557	13,422,701
		180,339,458

Technology Hardware & Equipment 8.6%
Amphenol Corp., Class A	27,484	1,840,329
Apple Inc.	698,083	96,475,071
Arista Networks, Inc. *	11,389	1,285,704
CDW Corp.	6,247	975,032
Cisco Systems, Inc.	191,348	7,653,920
Corning, Inc.	35,216	1,021,968
F5, Inc. *	2,761	399,600
Hewlett Packard Enterprise Co.	59,996	718,752
HP, Inc.	42,123	1,049,705
Juniper Networks, Inc.	14,957	390,677
Keysight Technologies, Inc. *	8,315	1,308,448
Motorola Solutions, Inc.	7,710	1,726,809
NetApp, Inc.	10,148	627,654
Seagate Technology Holdings plc	9,030	480,667
TE Connectivity Ltd.	14,776	1,630,679
Teledyne Technologies, Inc. *	2,161	729,273
Trimble, Inc. *	11,439	620,794
Western Digital Corp. *	14,468	470,933
Zebra Technologies Corp., Class A *	2,391	626,466
		120,032,481

Telecommunication Services 1.2%
AT&T, Inc.	329,276	5,051,094
Lumen Technologies, Inc.	44,221	321,929
T-Mobile US, Inc. *	27,815	3,731,938
Verizon Communications, Inc.	194,071	7,368,876
		16,473,837

Transportation 1.7%
Alaska Air Group, Inc. *	5,904	231,142
American Airlines Group, Inc. *	30,102	362,428
C.H. Robinson Worldwide, Inc.	5,725	551,375
CSX Corp.	98,952	2,636,081
Delta Air Lines, Inc. *	29,588	830,239
Expeditors International of Washington, Inc.	7,557	667,359
FedEx Corp.	11,046	1,640,000
JB Hunt Transport Services, Inc.	3,837	600,183
Norfolk Southern Corp.	10,854	2,275,541
Old Dominion Freight Line, Inc.	4,235	1,053,541
Southwest Airlines Co. *	27,359	843,752
Union Pacific Corp.	28,859	5,622,310
United Airlines Holdings, Inc. *	15,118	491,788
United Parcel Service, Inc., Class B	33,820	5,463,283
		23,269,022

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 3.1%
Alliant Energy Corp.	11,594	614,366
Ameren Corp.	11,942	961,928
American Electric Power Co., Inc.	23,744	2,052,669
American Water Works Co., Inc.	8,399	1,093,214
Atmos Energy Corp.	6,458	657,747
CenterPoint Energy, Inc.	29,138	821,109
CMS Energy Corp.	13,376	779,018
Consolidated Edison, Inc.	16,388	1,405,435
Constellation Energy Corp.	15,105	1,256,585
Dominion Energy, Inc.	38,478	2,659,215
DTE Energy Co.	8,965	1,031,423
Duke Energy Corp.	35,586	3,310,210
Edison International	17,624	997,166
Entergy Corp.	9,400	945,922
Evergy, Inc.	10,597	629,462
Eversource Energy	16,012	1,248,295
Exelon Corp.	45,824	1,716,567
FirstEnergy Corp.	25,085	928,145
NextEra Energy, Inc.	90,794	7,119,158
NiSource, Inc.	18,733	471,884
NRG Energy, Inc.	10,869	415,957
PG&E Corp. *	74,351	929,387
Pinnacle West Capital Corp.	5,233	337,581
PPL Corp.	34,001	861,925
Public Service Enterprise Group, Inc.	23,046	1,295,877
Sempra Energy	14,526	2,178,028
The AES Corp.	30,813	696,374
The Southern Co.	49,132	3,340,976
WEC Energy Group, Inc.	14,582	1,304,068
Xcel Energy, Inc.	25,283	1,618,112
		43,677,803
Total Common Stocks (Cost $1,053,106,489)		1,393,441,636
Total Investments in Securities (Cost $1,053,106,489)		1,393,441,636

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/16/22	25	4,501,875	(137,621)

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	Fair-valued using significant unobservable inputs (see Notes for additional information).

Below is a summary of the fund’s transactions with affiliated issuers during the period ended September 30, 2022:
SECURITY	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/22	BALANCE OF SHARES HELD AT 9/30/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.4% OF NET ASSETS

Diversified Financials 0.4%
The Charles Schwab Corp.	$4,552,333	$1,415,898	($323,636)	($73,889)	($521,767)	$5,048,939	70,251	$36,454

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2022:

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,213,102,178	$—	$—	$1,213,102,178
Software & Services	179,745,618	—	593,840	180,339,458
Liabilities
Futures Contracts[2]	(137,621)	—	—	(137,621)
Total	$1,392,710,175	$—	$593,840	$1,393,304,015

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG47715SEP22